Activities of Orange Bank - Financial assets related to Orange Bank - After IFRS (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Current		€ 3,075	€ 3,275	€ 3,336
Non-current		1,617	1,464	1,523
Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Current			171
Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current			3,096
Non-current			62
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Current		3,075	3,275	3,336
Non-current		1,617	1,464	1,523
Financial assets relating to banking activities	€ 4,885	4,692	4,891	4,860
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Current		0
Non-current		925
Financial assets relating to banking activities	786	925
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Non-current		1
Financial assets relating to banking activities	0	1
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Current		72
Non-current		80
Financial assets relating to banking activities	242	152	233	311
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current		3,003
Non-current		611
Financial assets relating to banking activities	3,857	3,614
Orange Bank, operating segment [member] | Operating segments [member] | Debt securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Current		0
Non-current		925
Financial assets relating to banking activities	786	925
Orange Bank, operating segment [member] | Operating segments [member] | Cash collateral paid [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Non-current		57
Financial assets relating to banking activities	62	57	62	74
Orange Bank, operating segment [member] | Operating segments [member] | Other financial assets including receivables related to investments [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets relating to banking activities	152
Orange Bank, operating segment [member] | Operating segments [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets relating to banking activities			3,248	3,091
Orange Bank, operating segment [member] | Operating segments [member] | Other financial assets [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Non-current		23
Financial assets relating to banking activities	9	23
Orange Bank, operating segment [member] | Operating segments [member] | Investments securities [member] | Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Non-current		1
Financial assets relating to banking activities	0	1
Orange Bank, operating segment [member] | Operating segments [member] | Investments at fair value [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Current		72
Financial assets relating to banking activities	171	72	€ 171	€ 237
Orange Bank, operating segment [member] | Operating segments [member] | IFRS Fixed Income Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current		3
Non-current		611
Financial assets relating to banking activities	615	614
Orange Bank, operating segment [member] | Operating segments [member] | Loans and receivables to customers [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current		2,000
Financial assets relating to banking activities	2,147	2,000
Orange Bank, operating segment [member] | Operating segments [member] | Loans and receivables to credit institutions [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Current		1,000
Financial assets relating to banking activities	€ 943	€ 1,000